Convertible Preferred Stock (Details Narrative) (fuboTV Inc.) (10-K) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Conversion value of stock into notes payable	$ 1,100,000,000					$ 50,000	$ 18,000
Accured interest		$ 85,000	$ 45,000	$ 102,000		$ 85,000	$ 45,000
fuboTV Inc. [Member]
Shares issued during the period, shares				18,180,788		18,185,606	14,738,605
Conversion value of stock into notes payable					$ 11,208,000	$ 11,208,000	$ 23,083,000
fuboTV Inc. [Member] | Initiating Holders [Member]
Demand registration rights description				Pursuant to the terms of the Third Amended and Restated Investors’ Rights Agreement, the Company is obligated, upon the written demand of the holders of at least 20% of the convertible preferred stock then outstanding (“Initiating Holders”) to register a Form S-1 registration statement with an anticipated aggregate offering price exceeding $7,500. Upon the receipt of a written demand notice, the Company must file a registration statement with the U.S. Securities and Exchange Commission covering the Initiating Holders and any additional convertible preferred shares requested by any other holders within 60 days and use commercially reasonable efforts to have the registration statement declared effective promptly thereafter.		Pursuant to the terms of the Third Amended and Restated Investor's Rights Agreement, the Company is obligated, upon the written demand of the holders of at least 20% of the convertible preferred stock then outstanding ("Initiating Holders") to register a Form S-1 registration statement with an anticipated aggregate offering price exceeding $7,500. Upon the receipt of a written demand notice, the Company must file a registration statement with the U.S. Securities and Exchange Commission covering the Initiating Holders and any additional convertible preferred shares requested by any other holders within 60 days and use commercially reasonable efforts to have the registration statement declared effective promptly thereafter. The holder of the convertible preferred stock may exercise this demand registration right at any date after the earlier of: (i) March 5, 2021 or (ii) 180 days after the effective date of a registrations statement upon receipt of a request from 20% of the holders of the then outstanding convertible preferred stock to register. The Company shall have the right to defer registration for a 90-day period, provided this right has not been incurred more than twice in the preceding 12-month period.
Offering price of convertible preferred stock				$ 7,500,000		$ 7,500,000
fuboTV Inc. [Member] | Common Stock [Member]
Proceeds from initial public offering				$ 50,000,000		$ 50,000,000
fuboTV Inc. [Member] | Series D Convertible Preferred Stock [Member]
Shares issued during the period			$ 1,839,954,000
Issuance of stock price per share			$ 25.30				$ 25.30
Shares issued during the period, shares			46,294
fuboTV Inc. [Member] | Series D-1 Convertible Preferred Stock [Member]
Conversion value of stock into notes payable			$ 22,900,000
Accured interest			$ 183,000				$ 183,000
Shares issued during the conversion of stock shares			1,140,481
Conversion price per share			$ 20.24				$ 20.24
fuboTV Inc. [Member] | Series E Convertible Preferred Stock [Member]
Shares issued during the period		$ 3,056,951,000
Issuance of stock price per share		$ 29.74				$ 29.74
fuboTV Inc. [Member] | Series E-1 Convertible Preferred Stock [Member]
Conversion value of stock into notes payable		$ 11,150,000
Accured interest		$ 58,000				$ 58,000
Shares issued during the conversion of stock shares		471,100
Conversion price per share		$ 23.79				$ 23.79
fuboTV Inc. [Member] | Series E And E-1 Convertible Preferred Stock [Member]
Shares issued during the period, shares		101,757